Supplementary Financial Statement Information (Tables)	6 Months Ended
Jun. 30, 2025
Supplementary Financial Statement Information [Abstract]
Schedule of Disaggregated Revenues	Disaggregated revenues
	Six months ended June 30,		Three months ended June 30,
	2025	2024	2025	2024
Revenues from milestones (See note 5)	$2,000	$-	$-	$-
Revenues from the sales of goods	234	347	179	249
Total revenues	$2,234	$347	$179	$249

Schedule of Revenues by Geographic Area	Revenues by geographic area were as follows:
	Six months ended June 30,		Three months ended June 30,
	2025	2024	2025	2024
North America	$2,197	$339	$159	$244

Europe and others	37	8	20	5

Total revenues	$2,234	$347	$179	$249

Schedule of Revenue by Major Customers	major customers
	Six months ended June 30,		Three months ended June 30,
	2025	2024	2025	2024
Customer A	$2,159	$331	$159	$244